Litigations and unrecognized contractual commitments - Middle East and Africa (Details) - 6 months ended Jun. 30, 2020 € in Millions, JD in Millions	JOD (JD)	EUR (€)
JORDAN | Zain, telecom regulator litigation [Member]
Disclosure of contingent liabilities [line items]
Damages awarded	JD 250	€ 314